Organization (Details)					1 Months Ended
	Nov. 14, 2017	Jul. 19, 2016 USD ($)	Jul. 19, 2016 CNY (¥)	Feb. 21, 2016	Nov. 30, 2018 USD ($)	Nov. 29, 2017	Sep. 09, 2016
Organization (Textual)
Interest, percentage				100.00%
Acquire percentage, description	On November 14, 2017, a 55% owned subsidiary of the Company, Yichong (Qingdao) Technology Co., Ltd. ("Yichong") was incorporated in Qingdao city, PRC. Yichong had no operation during the year ended December 31, 2018.					On November 29, 2017, a 55% owned subsidiary of the Company, Qingdao Lingchong Information Technology Co., Ltd. ("Lingchong") was incorporated in Qingdao City, PRC. Lingchong had no operation during the year ended December 31, 2018.
Consideration of business acquisition					$ 1,053,020
TDH HK [Member]
Organization (Textual)
Acquire percentage, description				TDH HK entered into an equity transfer agreement with Rongfeng Cui and his wife Yanjuan Wang, the shareholders of Tiandihui at the time, to acquire 100% of the equity interests in Tiandihui ("reorganization").
Tiandihui [Member]
Organization (Textual)
Acquire percentage, description		Tiandihui acquired 100% shares of Chongai Jiujiu from Rongfeng Cui and Yanjuan Wang with a consideration of $87,849 (RMB610,000). The acquisition of Chongai Jiujiu is a transaction between entities under common control.	Tiandihui acquired 100% shares of Chongai Jiujiu from Rongfeng Cui and Yanjuan Wang with a consideration of $87,849 (RMB610,000). The acquisition of Chongai Jiujiu is a transaction between entities under common control.
Consideration of business acquisition		$ 87,849
Tiandihui [Member] | RMB [Member]
Organization (Textual)
Consideration of business acquisition | ¥			¥ 610,000
TDH Holdings [Member]
Organization (Textual)
Interest, percentage							99.00%